C2 Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

Property, plant and equipment 2019
		Machinery and other	Other equipment,	Construction in progress
	Real estate	technical assets	tools and installations	and advance payments	Total
Cost
Opening balance	6,844	3,372	32,469	871	43,556
Additions	81	272	2,650	2,115	5,118
Balances regarding acquired/divested business	(167)	173	(317)	27	(284)
Sales/disposals	(568)	(346)	(2,941)	(514)	(4,369)
Reclassiﬁcations	369	(24)	1,178	(1,523)	—
Translation differences	196	65	751	39	1,051
Closing balance	6,755	3,512	33,790	1,015	45,072

Accumulated depreciations
Opening balance	(3,703)	(2,948)	(22,769)	—	(29,420)
Depreciations	(406)	(203)	(2,978)	—	(3,587)
Balances regarding divested business	97	12	355	—	464
Sales/disposals	379	323	2,692	—	3,394
Reclassiﬁcations	—	34	(34)	—	—
Translation differences	(112)	(61)	(557)	—	(730)
Closing balance	(3,745)	(2,843)	(23,291)	—	(29,879)

Accumulated impairment losses
Opening balance	(292)	(66)	(929)	—	(1,287)
Impairment losses	(56)	6	(280)	(30)	(360)
Balances regarding divested business	1	—	1	—	2
Sales/disposals	61	19	235	30	345
Translation differences	(9)	(2)	(32)	—	(43)
Closing balance	(295)	(43)	(1,005)	—	(1,343)
Net carrying value	2,715	626	9,494	1,015	13,850

Property, plant and equipment 2018
		Machinery and other	Other equipment,	Construction in progress
	Real estate	technical assets	tools and installations	and advance payments	Total
Cost
Opening balance	6,510	3,819	30,614	1,608	42,551
Additions	11	124	1,976	1,864	3,975
Balances regarding acquired/divested business	—	(11)	(116)	—	(127)
Sales/disposals	(484)	(649)	(2,430)	(332)	(3,895)
Reclassiﬁcations	566	8	1,707	(2,281)	—
Translation differences	241	81	718	12	1,052
Closing balance	6,844	3,372	32,469	871	43,556

Accumulated depreciation
Opening balance	(3,529)	(3,288)	(21,552)	—	(28,369)
Depreciations	(425)	(211)	(2,639)	—	(3,275)
Balances regarding divested business	—	5	71	—	76
Sales/disposals	393	615	1,911	—	2,919
Reclassiﬁcation	—	1	(1)	—	—
Translation differences	(142)	(70)	(559)	—	(771)
Closing balance	(3,703)	(2,948)	(22,769)	—	(29,420)

Accumulated impairment losses
Opening balance	(241)	(64)	(1,020)	—	(1,325)
Impairment losses	(119)	(22)	(427)	—	(568)
Sales/disposals	78	20	557	—	655
Translation differences	(10)	—	(39)	—	(49)
Closing balance	(292)	(66)	(929)	—	(1,287)
Net carrying value	2,849	358	8,771	871	12,849